SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Options granted	270,200	16,014
Share-based compensation expense	$ 203	$ 121	$ 141
Weighted-average grant-date fair value of options granted	$ 5.59	$ 4.35	$ 5.12
Unrecognized compensation costs	$ 943
Unrecognized compensation costs, period	3 years 9 months
Options to purchase ordinary shares
Exercisable average exercise price	$ 5.59
Mr. Yitzhak Nissan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	13,000
Exercisable average exercise price	$ 4.18
2018 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period	10 years
Vesting period	4 years
2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares	404,733
Exercisable average exercise price	$ 5.24